Description of Business, Basis of Presentation and Significant Accounting Policies - Narrative (Details) - USD ($) shares in Millions, $ in Millions			12 Months Ended
	May 13, 2024	May 09, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	May 31, 2025
Business Acquisition [Line Items]
Restricted cash			$ 67.9	$ 57.4
Interest costs capitalized			37.9	21.0	$ 28.1
Advertising Expense			296.3	347.8	203.4
Goodwill Impairment Carrying Value			$ 808.5
Revenue, performance obligation, timing of payment			60 days
Proceeds from reverse recapitalization transaction			$ 330.0
Proceeds from the PIPE investment	$ 254.3		254.3
Repayments of long-term debt			$ 299.0
Related Party
Business Acquisition [Line Items]
Amounts of transaction				$ 0.3	$ 0.4
Related Party | General and Administrative Expenses Allocated to Parent
Business Acquisition [Line Items]
Amounts of transaction		$ 10.0
Screaming Eagle | Studio Business
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners	12.20%					12.20%
Equity Method Investments Investee
Business Acquisition [Line Items]
Equity method investment, ownership percentage			20.00%
Minimum
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life			5 years
Minimum | Equity Method Investments Investee
Business Acquisition [Line Items]
Equity method investment, ownership percentage			20.00%
Maximum
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life			15 years
Maximum | Equity Method Investments Investee
Business Acquisition [Line Items]
Equity method investment, ownership percentage			50.00%
Lionsgate
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable, number of shares			253.4